Financial instruments	6 Months Ended
Jun. 30, 2025
Financial Instruments [Abstract]
Financial instruments	Financial instruments
Fair value by hierarchy
As required by IFRS, financial assets and liabilities recorded at fair value in the Condensed Consolidated Interim Financial Statements are categorized based upon the level of judgment associated with the inputs used to measure their fair value. There are three hierarchical levels, based on an increasing amount of judgment associated with the inputs to derive fair value for these financial assets and liabilities, which are as follows:
Financial assets and liabilities carried at Level 1 fair value hierarchy are listed in active markets.
Financial assets and liabilities carried at Level 2 fair value hierarchy are valued using corroborated market data.
Level 1 financial assets include money market funds, equity securities in public companies and deferred compensation assets. There were no financial liabilities carried at Level 1 fair value, and Level 2 financial assets and liabilities include derivative financial instruments.
Investments in money market funds and equity securities in public companies are classified within Level 1 of the fair value hierarchy because they are valued using quoted market prices. Investments in money market funds are classified as Cash & cash equivalents within the Condensed Consolidated Balance Sheet.
Deferred compensation investments for certain employee benefit plans are held in a rabbi trust and dedicated to pay the benefits under the associated plans but are not considered plan assets as the assets remain available to creditors of Alcon in certain events, including bankruptcy. Rabbi trust assets primarily consist of investments in mutual funds. These assets are classified within Level 1 of the fair value hierarchy because they are valued using quoted market prices.
Level 3 inputs are unobservable for the financial asset or liability. Fair value measurements classified as Level 3 are performed primarily using the income approach or market approach. The financial assets and liabilities generally included in the Level 3 fair value hierarchy are equity securities and convertible notes receivable of private companies measured at fair value through other comprehensive income ("FVOCI"), fund investments, options to acquire private companies, and contingent consideration liabilities measured at FVPL.
The below table summarizes financial assets and liabilities measured at fair value on a recurring basis as of June 30, 2025 and December 31, 2024.

	June 30, 2025				December 31, 2024
($ millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Non-current financial assets
Long-term financial investments measured at FVOCI(1)	188	—	171	359	81	—	201	282
Long-term financial investments measured at FVPL	—	—	1	1	—	—	1	1
Deferred compensation assets(2)	188	—	—	188	180	—	—	180
Non-current financial assets at fair value	376	—	172	548	261	—	202	463
Current financial assets
Money market funds	690	—	—	690	432	—	—	432
Current portion of long-term financial investments measured at FVPL(3)	—	—	2	2	—	—	1	1
Derivative financial instruments(3)	—	7	—	7	—	12	—	12
Current financial assets at fair value	690	7	2	699	432	12	1	445
Financial assets at fair value	1,066	7	174	1,247	693	12	203	908

Financial liabilities
Contingent consideration liabilities	—	—	(110)	(110)	—	—	(96)	(96)
Derivative financial instruments	—	(10)	—	(10)	—	(4)	—	(4)
Financial liabilities at fair value	—	(10)	(110)	(120)	—	(4)	(96)	(100)
(1)    As of December 31, 2024, included $11 million of Long-term convertible notes due from associated companies.
(2)    Recorded in Other non-current assets.
(3)    Recorded in Other current assets.
There were no transfers of financial assets or liabilities between levels in the fair value hierarchy during the six months ended June 30, 2025.
The carrying amount is a reasonable approximation of fair value for all other financial instruments as of June 30, 2025 and December 31, 2024, with the exception of the Series 2026, 2028, 2029, 2030, 2032, 2049 and 2052 Notes ("Notes") recorded in Non-current financial debt. As of June 30, 2025, the Notes had a fair value of $4,392 million and a carrying value of $4,607 million. As of December 31, 2024, the Notes had a fair value of $4,240 million and a carrying value of $4,538 million. The fair value of the Notes was determined using Level 2 inputs. The Notes were valued using the quoted market price for such Notes, which have low trading volumes.
Level 3 financial instruments measured at fair value on a recurring basis
Financial assets

	Long-term financial investments measured at FVOCI		Financial investments measured at FVPL
($ millions)	2025	2024	2025	2024
Balance as of January 1	201	147	2	8
Additions	15	90	2	—
Net (losses)/gains recognized in Consolidated Statement of Comprehensive Income	(34)	6	—	—
Net gains recognized in Consolidated Income Statement	—	—	—	2
Amortization	—	—	(1)	(2)
Settlements	(11)	—	—	(5)
Balance as of June 30	171	243	3	3
Financial liabilities

	Contingent consideration liabilities
($ millions)	2025	2024
Balance as of January 1	(96)	(90)
Additions	(9)	—
Accretion for passage of time	(5)	(4)
Balance as of June 30	(110)	(94)
Additions to contingent consideration liabilities in the current year period relate to the Cylite acquisition. Refer to Note 11 for additional information.
As of June 30, 2025, the probability of success for various development and commercial milestones ranges from 0% to 95% and the maximum remaining potential payments related to contingent consideration from business combinations is $790 million, plus other amounts calculated as a percentage of commercial sales in cases where there is not a specified maximum contractual payment amount. The estimation of probability typically depends on factors such as technical milestones or market performance and is adjusted for the probability of payment. If material, probable payments are appropriately discounted to reflect the impact of time.
Contingent consideration liabilities are reported in “Provisions & other non-current liabilities" based on the projected timing of settlement which is estimated to range from late 2026 through 2036 for contingent consideration obligations as of June 30, 2025.
Long-term note receivable and other financial assets measured at amortized cost
As described in Note 17 to the Consolidated Financial Statements in the Form 20-F, on May 22, 2023, Alcon entered into financing arrangements with a long-term supplier, Lifecore Biomedical, Inc. and certain of its affiliates (collectively, “Lifecore”) resulting in financial assets which Alcon concluded were originated credit-impaired. The maximum exposure to credit risk is reflected in the carrying value of the assets, which amounted to $184 million as of June 30, 2025, including a non-current portion of $183 million in Financial assets and a current portion of $1 million in Other current assets. As of June 30, 2025, in accordance with the terms of the Pledge and Security agreement (“security agreement”), the credit risk exposure is fully mitigated by the collateral, with an estimated amount of approximately $385 million. The estimated amount of collateral increased approximately 20% from December 31, 2024 based on updated forecasts reflecting recent market data and discounted cash flow analysis. There have been no significant changes in the quality of the collateral, the terms of the signed security agreement or the credit monitoring procedures described in Note 17 to the Consolidated Financial Statements in the Form 20-F. In addition, as of June 30, 2025, Alcon assessed there was no lifetime expected credit loss due to the value of the collateral under the security agreement.
Derivatives
The below table summarizes the net value of unsettled positions for currency derivatives contracts including swaps, forwards and options as of June 30, 2025 and December 31, 2024.

($ millions)	June 30, 2025	December 31, 2024
Unrealized gains in Other current assets	7	12
Unrealized losses in Current financial debts	(10)	(4)
Net value of unsettled positions for derivatives contracts	(3)	8
There are master agreements with several banking counterparties for derivative financial instruments; however, there were no derivative financial instruments meeting the offsetting criteria under IFRS as of June 30, 2025 or December 31, 2024.
Nature and extent of risks arising from financial instruments
Note 17 to the Consolidated Financial Statements in the Form 20-F contains a summary of the nature and extent of risks arising from financial instruments. There have been no significant updates to our assessment of the nature and extent of risks arising from financial instruments or corresponding risk management policies during the period.